UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22087

Magnetar Spectrum Fund
(Exact name of registrant as specified in charter)

1603 Orrington Avenue
13th Floor
Evanston, IL 60201
(Address of principal executive offices) (Zip code)

Michael Wilds
Magnetar Spectrum Fund
1603 Orrington Avenue
13th Floor
Evanston, IL 60201
(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 905-4400

Date of fiscal year end: November 30

Date of reporting period: February 29, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Magnetar Spectrum Fund
Schedule of Investments
February 29, 2008
(unaudited)

Description	# of Shares	Fair Value

Investments in Securities - 82.1%

Midstream MLP’s - 53.3%
Atlas Pipeline Holdings, L.P.	222,222	$7,113,326
Atlas Pipeline Partners, L.P.	1,272,727	56,381,806
Copano Energy, L.L.C.	300,000	10,935,000
Kinder Morgan Energy Partners, L.P.	683,200	39,256,672
Kinder Morgan Management, LLC (a)	285,598	15,567,947
MarkWest Energy Partners, L.P. (b)	1,904,762	64,788,773
Semgroup Energy Partners, L.P.	175,000	4,362,750

		198,406,274

	# of Contracts

Equity Options - 0.3%

Energy - 0.3%
Natural Gas Utilities - 0.3%
Kinder Morgan Energy Partners, L.P., Put, 01/17/09, Strike: $50 (c)	5,000	975,000

		975,000

	Principal Amount

Collateralized Loan Obligations - 28.5%

Diversified - 28.5%
Grand Horn Class B Senior Floating Rate Notes due January 2022 (b)	$28,500,000	25,057,200
Grand Horn Class C Mezzanine Floating Rate Deferrable Notes due January 2022 (b)	27,500,000	23,388,750
Grand Horn Class D Mezzanine Floating Rate Deferrable Notes due January 2022 (b)	20,250,000	16,845,975
Grand Horn Class E Mezzanine Floating Rate Deferrable Notes due January 2022 (b)	19,000,000	14,903,600

	# of Shares

Grand Horn Preference Shares (b)	39,750	26,048,754

		106,244,279

Total Investments in Securities (Cost $309,536,777)		305,625,553

	# of Contracts

Securities Sold Short - (0.4)%

Equity Options - (0.4)%

Energy - (0.4%)
Natural Gas Utilities - (0.4)%
Kinder Morgan Energy Partners, L.P., Call, 01/17/09, Strike: $60 (c)	6,000	-1,305,000

		-1,305,000

Total Securities Sold Short (Proceeds $740,429)		-1,305,000

Cash and Other Assets in Excess of Liabilities - 18.3%		67,968,914

Net Assets - 100%		$372,289,467

(a)	Distributions are paid in-kind.

(b)	Fair valued security, restricted from public sale.

(c)	Non-income producing security.

Magnetar Spectrum Fund
Schedule of Investments
February 29, 2008
(unaudited)

Restricted Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. See the table below for restricted securities held at February 29, 2008.

Security	Acquisition Date	Shares/ Par	Cost	Fair Value	Value per Share

MarkWest Energy Partners, L.P.	12/17/08	1,904,762	$60,000,003	$64,788,773	$34.01
Grand Horn Class B Senior Floating Rate Notes due January 2022	12/19/08	28,500,000	26,427,874	25,057,200	$87.92
Grand Horn Class C Mezzanine Floating Rate Deferrable Notes due January 2022	12/19/08	27,500,000	24,916,330	23,388,750	$85.05
Grand Horn Class D Mezzanine Floating Rate Deferrable Notes due January 2022	12/19/08	20,250,000	18,447,630	16,845,975	$83.19
Grand Horn Class E Mezzanine Floating Rate Deferrable Notes due January 2022	12/19/08	19,000,000	16,214,686	14,903,600	$78.44
Grand Horn Preference Shares	12/19/08	39,750	38,615,204	26,048,754	$655.31

			$184,621,727	$171,033,052

Fair Value Measurements

At February 29, 2008, assets and liabilites recorded at fair value in the Schedule of Investments are categorized based upon the level of judgment associated with the inputs used to measure their fair value. Hierarchal levels - defined by SFAS No. 157: Fair Value Measurements, and directly related to the amount of subjectivity associated with the inputs to fair valuation of these assets and liabilities - are as follows:

Level I - Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level II - Inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level III - Inputs are unobservable inputs for the asset or liability. Unobservable inputs are based on the best information available under the circumstances in order to estimate fair value.

Measurement Level	Value

Level I*	$135,897,501
Level II	64,788,773
Level III	106,244,279

Total	$306,930,553

* Value gross of $1,305,000 short market value

Level III Reconciliation

The following disclosure represents a reconciliation of the fair value of securities from the beginning to the end of the period for those securities that were considered a Level III at either the beginning or ending of the reporting period.

Balance as of 12/03/07 - inception	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(18,377,445)
Net purchases (sales)	124,621,724
Transfers in and/or out of Level III	—

Balance as of 02/29/08	$106,244,279

Tax Basis of Investments

At February 29, 2008, the estimated cost basis of investments for Federal income tax purposes for the assets disclosed in the Schedule of Investments above was $308,796,348. There are additional assets consolidated for tax purposes that have an estimated cost basis of $352,257,519 for a total estimated cost basis for tax purposes of $661,053,867. At February 29, 2008, estimated gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Gross unrealized appreciation	$14,929,100
Gross unrealized depreciation	(34,085,086)

Net unrealized depreciation	$(19,155,986)

For information about the Fund’s valuation policies and other investment related disclosures please see the Fund’s registration statement previously filed with the Securities and Exchange Commission on Form N-2 on December 3, 2007, with a file number 811-22087. This information is available on the website of the Securities and Exchange Commission, http://www.sec.gov.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Magnetar Spectrum Fund

By (Signature and Title)*	/s/ Michael Wilds
Michael Wilds, President
(principal executive officer)

Date	April 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Wilds
Michael Wilds, President
(principal executive officer)

Date	April 24, 2008

By (Signature and Title)*	/s/ Adam Daley
Adam Daley, Vice President and Treasurer
(principal financial officer)

Date	April 24, 2008

*  Print the name and title of each signing officer under his or her signature.